Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Jun. 30, 2013
Current assets
Cash	$ 5,934,534	$ 527
Note receivable - related party	0	163,829
Interest receivable - related party	0	3,341
Inventory	289,600	223,000
Due from related party	0	183,346
Deferred financing, net	0	146,037
Other current assets	83,425	95,469
Total current assets	6,307,559	815,549
Non-current assets
Fixed assets, net	337,932	275,717
Intangible assets, net	9,161	12,705
Deposit	750,000	0
Total non-current assets	1,097,093	288,422
Total Assets	7,404,652	1,103,971
Current liabilities:
Accounts payable and accrued expenses	460,311	188,346
Accounts payable and accrued expenses - related party	397,055	807,001
Convertible notes payable	60,000	3,732,500
Interest payable	11,079	380,575
Warrant derivative liability	35,595	157,761
Total current liabilities	964,040	5,266,183
Non-current liabilities:
Deferred lease liability	33,881	0
Total non-current liabilities	33,881	0
Total Liabilities	997,921	5,266,183
Commitments and Contingencies (Note 12)
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 20,000,000 shares authorized; none issued and outstanding	0	0
Common stock, $0.001 par value, 200,000,000 shares authorized; 18,091,792 and 6,666,667 shares issued and outstanding, June 30, 2014 and 2013, respectively	18,092	6,667
Additional paid-in capital	24,135,563	3,847,591
Accumulated deficit	(17,746,924)	(8,016,470)
Total stockholders' equity (deficit)	6,406,731	(4,162,212)
Total Liabilities and Stockholders' Equity (Deficit)	$ 7,404,652	$ 1,103,971